Nature of business and organization	12 Months Ended
Jun. 30, 2026
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

Organization

SANGRIX INC. (formerly known as Bit Origin Ltd., “SANGRIX” or the “Company”) is a company incorporated on January 23, 2018 under the laws of the Cayman Islands. SANGRIX holds all of the outstanding share capital of the following entities: SonicHash Inc, (“SonicHash Canada”), SonicHash LLC (“SonicHash US”) and Bit Origin Pte. Ltd. (“Bit Origin SG”), and holds 55% of the outstanding share capital of Sonic Auspice DC LLC (“Sonic Auspice”).

Subsequent to June 30, 2026, the Company’s shareholders approved the change of the Company’s name from “BIT ORIGIN LTD” to “SANGRIX INC.” at an extraordinary general meeting held on August 11, 2026.

On December 14, 2021, the Company formed SonicHash Canada, a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Singapore, a company incorporated under the laws of Singapore, which was struck off on September 4, 2024. On December 17, 2021, the Company formed SonicHash US under the laws of the State of Delaware. Sonic Auspice was formed by a third party under the laws of the State of Delaware on November 30, 2023. The Company purchased 55% of total interests of Sonic Auspice from the third party at a purchase price of $750 on December 7, 2023. On June 26, 2025, the Company formed Bit Origin SG, a company incorporated under the laws of Singapore.

Business overview

The Company and its subsidiaries (collectively, the “Group”) historically engaged in Bitcoin mining and related digital-asset activities and have subsequently shifted their strategic focus toward digital-asset treasury management and AI computing infrastructure. The Group commenced Bitcoin mining business in May 2022 and temporarily suspended the operations in the United States (“U.S.”) in December 2023. Beginning in June 2024, the Group began facilitating the purchase and sale of mining computers under a sales representative arrangement. In July 2025, the Group introduced a dedicated Dogecoin treasury program to advance its strategic development. The Group did not generate operating revenue during the year ended June 30, 2026.

During the year ended June 30, 2026, the Group began evaluating opportunities in AI computing and digital infrastructure. On June 28, 2026, the Company entered into an integrated arrangement related to AI servers and a related five-year management agreement. The arrangement is accounted for as a financing arrangement in accordance with the applicable accounting guidance. As of June 30, 2026, the related operating activities had not commenced. Subsequent to year end, the Company changed its corporate name to SANGRIX INC. to reflect its evolving strategic focus on AI computing infrastructure and related digital infrastructure services.

Consolidation scope

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities as of June 30, 2026:

Name	Background	Ownership
SonicHash Canada	· A Canada company. · It was established to explore potential mining site operation opportunities but has not commenced any business operations as of the date of this report	100% owned by SANGRIX
SonicHash US	· A U.S. company of the State of Delaware
	. It operates the Bitcoin mining business	100% owned by SANGRIX
Sonic Auspice	· A U.S. company of the State of Delaware

.       It was established to explore potential mining site operation opportunities but has not commenced any business operations but has undertaken limited financing and investment activities to third parties as of the date of this report

55% owned by SANGRIX
Bit Origin SG	· A Singapore company
	· It was established to engage in venture capital investment activities in the crypto asset industry but has not commenced any business operations as of the date of this report	100% owned by SANGRIX

Liquidity and going concern

In assessing the Group’s liquidity, management monitors and analyzes the cash on-hand, contractual obligations and the expected operating expenditures for the period of twelve-month after the date of these consolidated financial statements are issued.

For the years ended June 30, 2026, 2025 and 2024, the Group incurred net losses of $14,293,365, $4,369,906 and $18,284,958, respectively, with net cash used in operating activities of $2,923,118, $2,290,607 and $7,929,234, respectively. As of June 30, 2026, accumulated deficit amounted to $112,190,583. Although the Group had positive working capital of $8.7 million as of June 30, 2026, a significant portion of the current assets comprises crypto assets and loans receivable, which are not equivalent to cash available to fund operating expenditures or repay contractual obligations as they become due.

Based on the Group’s recent operating cash requirements and limited cash on hand on June 30, 2026, existing cash resources alone would not be sufficient to fund the Group’s expected obligations and operating expenditures for the twelve-month assessment period. Accordingly, the Group’s recurring losses, continued operating cash outflows and limited readily available cash resources initially raised substantial doubt about its ability to continue as a going concern.

Management evaluated the following plans and sources of liquidity in determining whether such substantial doubt was alleviated.

●	Equity purchase facility agreement (“EPFA”). On July 13, 2025, the Company entered into an equity purchase facility agreement under which the investor committed to purchase up to $400.0 million of newly issued Class A Ordinary Shares through August 2028, subject to the terms, conditions, pricing limitations and other requirements of the agreement. As of June 30, 2026, $400.0 million remained available, providing the Company with a potential source of additional equity financing during the assessment period.
●	Convertible-note financing arrangements. The Company entered into securities purchase agreements providing for aggregate potential note issuances of up to $115.0 million. Through June 30, 2026, notes with aggregate original principal of approximately $18.8 million had been issued. Subject to satisfaction of the applicable conditions under the respective agreements, approximately $96.2 million of additional contractual capacity remained available as of June 30, 2026. Management expects to utilize these arrangements to the extent necessary to fund working capital and other liquidity requirements.
●	Financing arrangement. Under the five-year management agreement entered into on June 28, 2026 with PT Mitra Manunggal Sangkara (“PTMMS”), PTMMS is required to make monthly settlements to the Company once the underlying GPU servers become available for operation. The contractual gross monthly amount is $368,640, subject to deduction of owner expenses and other amounts under the agreement. Based on management’s current estimates, the arrangement is expected to generate average net cash receipts of approximately $265,000 per month beginning after deployment of the servers.
●	Crypto assets and subsequent liquidity actions. The Group also holds liquid crypto assets that may be converted into cash subject to prevailing market conditions, custody arrangements and applicable collateral arrangement and any required consents. Subsequent to June 30, 2026, the Company disposed of 3,000,000 Dogecoin holdings and received approximately $267,665 of cash proceeds, which management has made available for working capital and other liquidity needs. This subsequent conversion provides additional evidence of the Group’s ability to monetize its crypto assets when required.

Management evaluated the Group’s expected liquidity needs over the twelve-month period following the issuance of these consolidated financial statements, taking into account its cash on hand, expected operating expenditures, contractual obligations and available sources of liquidity. While the Group had $1,569,453 of cash balance on June 30, 2026 and continued to settle obligations and incur operating cash outflows, management expects the Group’s liquidity needs during the assessment period to be supported by additional funding available under the equity purchase facility and convertible-note arrangements, together with expected cash receipts under the financing arrangement and other available liquidity sources.

Based on management’s evaluation of the contractual terms of these arrangements, the Group’s prior ability to raise capital under such arrangements, subsequent financing and liquidity activity, and its expected liquidity requirements during the assessment period, management concluded that its plans are probable of being effectively implemented and, when implemented, are probable of providing sufficient liquidity for the Group to meet its obligations as they become due for at least one year after the date these consolidated financial statements are issued. Accordingly, management concluded that the substantial doubt about the Group’s ability to continue as a going concern has been alleviated.